SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

         Pre-Effective Amendment No.          1                            [X]


         Post-Effective Amendment No.              File No.  333-40845     [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No.                        1    File No.  811-08513     [X]

Scout Kansas Tax-Exempt Bond Fund, Inc.


(Exact Name of Registrant as Specified in Charter)


BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306


(Address of Principal Executive Office)


Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, President, Scout Kansas Tax-Exempt Bond Fund, Inc. BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306


(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon effective date of this Registration Statement.


Title of Securities Being Registered: Common Stock, $1.00 par value The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective on such date as the Commission acting pursuant to Section 8(a) of the Investment Company Act of 1940 may determine.

Please address inquiries                and a carbon copy of all
and communications to:                  communications to:
 John G. Dyer, Esq.                       Mark H. Plafker, Esq.
 Scout Kansas Tax-Exempt Bond Fund, Inc.  Stradley, Ronon, Stevens & Young, LLP
 BMA Tower                                2600 One Commerce Square
 700 Karnes Blvd.                         Philadelphia, PA 19103-7098
 Kansas City, MO 64108-3306               Telephone:  (215) 564-8024
 Telephone:  (816) 751-5900

                     SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.

                              CROSS REFERENCE SHEET

Form N-1A Item Number                                                           Location in Prospectus

Item 1.  Cover Page....................................................         Cover Page

Item 2.  Synopsis......................................................         Not Applicable

Item 3.  Condensed Financial Information...............................         Per Share Capital and Income
                                                                                Changes

Item 4.  General Description of Registrant.............................         Investment Objective and
                                                                                Portfolio Management Policy

Item 5.  Management of the Fund........................................         Officers and Directors;
                                                                                Management and Investment
                                                                                Counsel

Item 6.  Capital Stock and Other Securities............................         How to Purchase Shares;
                                                                                How to Redeem Shares; How
                                                                                Share Price is Determined;
                                                                                General Information and
                                                                                History; Dividends,
                                                                                Distributions and their
                                                                                Taxation

Item 7.  Purchase of Securities........................................         Cover Page; How to
                     being Offered                                              Purchase Shares; Shareholder
                                                                                Services

Item 8.  Redemption or Repurchase......................................         How to Redeem Shares

Item 9.  Pending Legal Proceedings.....................................         Not Applicable


                                       -2-




                     SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.

                        CROSS REFERENCE SHEET (Continued)

                                                                                Location in Statement of
                                                                                Additional
Form N-1A Item Number                                                           Information

Item 10.          Cover Page...........................................         Cover Page

Item 11.          Table of Contents....................................         Cover Page

Item 12.          General Information and History......................         Investment Objectives and
                                                                                Policies; Management and
                                                                                Investment Counsel


Item 13.          Investment Objectives and Policies...................         Investment Objectives and
                                                                                Policies; Investment
                                                                                Restrictions


Item 14.          Management of the Fund...............................         Management and Investment
                                                                                Counsel

Item 15.          Control Persons and Principal........................         Management and
                  Holders of Securities                                         Investment Counsel; Officers
                                                                                and Directors

Item 16.          Investment Advisory and other........................         Management and
                  Services                                                      Investment Counsel

Item 17.          Brokerage Allocation.................................         Portfolio Transactions

Item 18.          Capital Stock and Other Securities...................         General Information and
                                                                                History (Prospectus);
                                                                                Financial Statements

Item 19.          Purchase, Redemption and Pricing.....................         How Share Purchases
                  of Securities Being Offered..........................         are Handled; Redemption of
                                                                                Shares; Financial Statements

Item 20.          Tax Status...........................................         Dividends, Distributions and
                                                                                their Taxation (Prospectus)

Item 21.          Underwriters.........................................         How the Fund's Shares are
                                                                                Distributed



                                       -3-


                     SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.

                        CROSS REFERENCE SHEET (Continued)

                                                                                Location in Statement of
                                                                                Additional
Form N-1A Item Number                                                           Information

Item 22.          Calculation of Yield Quotations......................         Not Applicable
                  of Money Market Fund


Item 23.          Financial Statements.................................         Financial Statements


                                       -4-

                                   PROSPECTUS
                               February ___, 1998
                   Scout (R) Kansas Tax-Exempt Bond Fund, Inc.
                            Toll-Free 1-800-996-2862
                              INVESTMENT OBJECTIVE

Scout (R) Kansas Tax-Exempt Bond Fund, Inc. is a member of the Scout Fund Group. The Scout Funds were created especially for the benefit of customers of affiliated banks of UMB Financial Corporation and those investors who share the Funds' investment goals. The Fund is no-load. The Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income taxes. The Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and from state personal income tax. The shares offered by this prospectus are not deposits or obligations of, nor guaranteed or endorsed by, UMB Bank, n.a., or any of its affiliate banks. They are not federally insured by the Federal Deposit Insurance Corporation (F.D.I.C.), the Federal Reserve Board or any other agency. These shares may involve investment risks, including the possible loss of the principal invested.

                              PURCHASE INFORMATION
                               Minimum Investment
Initial Purchase (unless Automatic Monthly):                             $ 1,000
Initial Uniform Transfers (Gifts) to Minors
Purchase (unless Automatic Monthly):                                       $ 250
Subsequent Purchase (unless Automatic
Monthly):
  By Mail                                                                  $ 100
  By Telephone Purchase (ACH)                                              $ 100
  By Wire                                                                  $ 500
Automatic Monthly Purchases:
  Initial                                                                  $ 100
  Subsequent                                                                $ 50

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated above.


                             ADDITIONAL INFORMATION


This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by calling the Fund at the telephone number indicated above or by writing to the address on the cover.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                        Page


Fund Expenses............................................................
Investment Objective and Portfolio Management Policy.....................
Municipal Bonds and Debt Instruments.....................................
Repurchase Agreements....................................................
Risk Factors Applicable to Repurchase Agreements.........................
When-Issued Securities...................................................
Inverse Floaters.........................................................
Futures Transactions.....................................................
Investment Restrictions..................................................
Performance Measures.....................................................
How to Purchase Shares...................................................
Initial Investments......................................................
Investments Subsequent to Initial Investment.............................
Telephone Investment Service.............................................
Automatic Monthly Investment Plan........................................
How to Redeem Shares.....................................................
Systematic Redemption Plan...............................................
How to Exchange Shares Between Scout Funds...............................
How Share Price is Determined............................................
Officers and Directors...................................................
Manager and Underwriter..................................................
General Information and History..........................................
Dividends, Distributions and Their Taxation..............................
Shareholder Services.....................................................
Shareholder Inquiries....................................................

                     SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
                                  FUND EXPENSES


The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly.

Shareholder Transaction Expenses
     Maximum sales load imposed on purchases                               None
     Maximum sales load imposed on reinvested dividends                    None
     Deferred sales load                                                   None
     Redemption fee                                                        None
     Exchange fee                                                          None
Annual Fund Operating Expenses
(as a percentage of average net assets)
     Management fees                                                       .50%
     12b-1 fees                                                            None
     Other expenses                                                        .02%
     Total Fund operating expenses                                         .52%


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                               1 Year           3 Year
                               $5                 $17

The above example should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount. The various costs and expenses reflected in the foregoing Expense Tables and Example are explained in more detail in this prospectus. "Other expenses" is based on estimated amounts for the current fiscal year. Management fees are discussed in greater detail under "Manager and Underwriter."


                            INVESTMENT OBJECTIVE AND
                           PORTFOLIO MANAGEMENT POLICY


The Scout Kansas Tax-Exempt Bond Fund seeks current income exempt from regular federal income tax and Kansas state personal income taxes. The Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and from state personal income tax.

The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's Investors Service, Inc. ("Moody's") (Aaa to Baa), by Standard & Poor's (AAA to BBB) or Fitch Investor's Services ("Fitch") (AAA to BBB). The ratings BBB and Baa are not identical. Standard & Poor's and Fitch consider bonds and debt instruments rated BBB to have adequate capacity to pay principal and interest. Moody's considers bonds and debt instruments rated Baa to have speculative characteristics. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until such time as they can be disposed of in a reasonably practicable manner. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's manager, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard & Poor's or Fitch.


                      MUNICIPAL BONDS AND DEBT INSTRUMENTS

Municipal bonds and debt instruments include bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, the Fund will invest at least 80% of its net assets in obligations issued by Kansas or its political subdivisions.


The Fund will concentrate its investments in municipal obligations issued by Kansas and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers in Kansas than mutual funds which do not concentrate in a specific state. Municipal obligations of issuers in a single state may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Municipal obligations that rely on an annual appropriation of funds by a state's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that the Fund's assets are concentrated in municipal obligations of issuers of a single state, the Fund may be subject to an increased risk of loss. The Fund may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.


The Fund may invest up to 20% of its net assets in municipal obligations issued by the same or similar types of issuers, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to fluctuations in Medicare and Medicaid reimbursements, and national and state health care legislation. As the Fund's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.


The secondary market for some municipal obligations issued within Kansas (including issues which are privately placed) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not invest in illiquid securities if more than 10% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Fund's income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

The Fund may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

In pursuit of its investment objective, the Fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of the Fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively. In addition, the values of municipal bonds are affected by changes in general economic conditions and business conditions affecting the specific industries or their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.


In addition, the Fund's investment in zero coupon bonds, bonds issued or acquired at a discount, delayed interest bonds and bonds which are used to finance certain private activities are subject to special tax rules that may affect the amount, timing or character of your distributions. Also, certain municipal debt instruments may be subject to the federal alternative minimum tax, and therefore, the Fund will not invest more than 20% of its assets in securities subject to such tax. More detailed tax information is included in the "Statement of Additional Information."

The Fund will generally not trade in securities in order to obtain short-term profits. However, the Fund may buy and sell securities to take advantage of yield relationships among similar securities or, when circumstances warrant, the Fund may buy and sell portfolio securities without regard to the length of time held. The Fund's portfolio turnover rate is not expected to exceed 15% annually.



Non-Diversified Status


As a "non-diversified" investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations.


Portfolio Maturity


The Fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 5 to 30 years.


Other Investment Information

When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality securities, the Fund may do so. The Fund may invest in high-quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, the Fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

If suitable short-term municipal investments are not reasonably available, the Fund may invest in short-term taxable securities that are rated Aaa or AAA by Moody's or S&P, respectively, or issued by the U.S. Government, and that have a maturity of one year or less or have a variable interest rate.

Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by Standard & Poor's.


The Fund cannot guarantee that its objective will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments. Dividends paid by the Fund will vary with the income it receives from these investments.


Kansas

The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining as an important component. Employment has grown 2.5% - 3.0% annually over the past three years, however, personal income figures are volatile in view of the forming component of the economy.

State revenue sourcs include a 4.9% sales tax, a corporate income tax between 4% and 7.25% and and individual tax rate between 3.5% and 7.75%. Income and sales taxes each account for 40% of the state's operating revenue which, in the 1996-97 fiscal year, totaled $3.68 billion, which was higher than projected levels above the projections. Revenues are conservatively projected to increase only 1.1% in 1998 over actual 1997 revenues.

Kansas has no general obligation debt and relatively few bonds. The most significant debt is that of the Department of Transportation for highway purposes.

Because the State has no long-term debt; therefore, there is no rating for Kansas general obligation bonds. Certain certificates of participation issued by the State of Kansas are rated A by Moody's and A+ by S&P.

Kansas Taxes

Individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from federal and state income taxes pursuant to federal law), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.

The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisors regarding the effects of these taxes before investing in the Fund.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation as in effect as of the date of this Prospectus. Investors should consult their own tax advisors regarding the state, local and other tax consequences of an investment in the Fund, including any proposed change in the tax laws.


                              REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.


The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of the Fund.


                RISK FACTORS APPLICABLE TO REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

                             WHEN-ISSUED SECURITIES

The Fund may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the

Fund agreed to pay for them. The Fund may also purchase instruments that give it the option to purchase a municipal obligation when and if issued.

                                INVERSE FLOATERS

The Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulae which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

                              FUTURES TRANSACTIONS

The Fund may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S.Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Fund's initial investment in these contracts. The Fund may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Fund's outstanding positions would exceed 5% of the market costs. There can be no assurance that the investment manager's use of futures will be advantageous to the Fund. Distributions by the Fund of any gains realized on its transactions in futures and options on futures will be taxable.

                             INVESTMENT RESTRICTIONS


In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policy" the Fund is subject to certain other restrictions which may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if, with respect to 50% of the Fund's total assets, more than 25% of the Fund's total assets would be invested in the securities of such issuer; borrow money in excess of 10% of total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities (interest paid on such borrowings will reduce net income). The full text of these restrictions is set forth in the "Statement of Additional Information."

                              PERFORMANCE MEASURES


From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance will be included in the Fund's Annual Report to Shareholders which will be available from the Fund upon request at no charge.

Yield


From time to time, the Fund may advertise "yield" and "effective yield." The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of the Fund and in providing a basis for comparison with other investment alternatives. However, since the net investment income of the Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotations should not be considered representative of the Fund's yields for any future period. Current yield and price quotations for the Fund may be obtained by telephoning 1-800-996-2862.


Total Return


The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons


In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to bond or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may also compare its performance to the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."


Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.


                             HOW TO PURCHASE SHARES


Shares are purchased from the Fund at net asset value (no sales charge) next computed after a completed purchase order has been received by the Fund's agent, Jones & Babson, Inc., P.O. Box 410498, Kansas City, MO 64141-0498 and accepted by the Fund. To complete a purchase order by mail, wire or telephone, please provide the information detailed below. For information or assistance call toll free 1-800-996-2862.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc., will cover the loss.

                               INITIAL INVESTMENTS


Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. The minimum initial purchase is $1,000 unless your purchase is pursuant to the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. However, if electing the Automatic Monthly Investment Plan, the minimum initial purchase is reduced to $100 for all accounts. Make your check payable to UMB Bank, n.a. the application and check to:

                  Scout Kansas Tax-Exempt Bond Fund, Inc.
                  P.O. Box 410498
                  Kansas City, MO 64141-0498

Initial investments - By wire. You may purchase shares of the Fund by wiring the purchase price ($1,000 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-996-2862 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

                  UMB Bank, n.a.
                           Kansas City, Missouri, ABA #101000695
                  For:  Scout Kansas Tax-Exempt Bond Fund, Inc.
                           AC=987090-8352
                  For Account No.  (insert assigned Fund account number and
                           name in which account is registered).

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds may be delayed until the completed application is received by the Fund.


                  INVESTMENTS SUBSEQUENT TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail or telephone purchase (ACH), or $500 or more if purchases are made by wire. Automatic monthly investments must be in amounts of $50 or more.

Checks should be mailed to the Fund at its address, but made payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the name of the Fund. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.


                          TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service and your request is received prior to 3:00 P.M. (Central Time), you may purchase Fund shares ($100 minimum) by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.


                        AUTOMATIC MONTHLY INVESTMENT PLAN


You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum, after an initial investment of $100 or more for any account). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

                              HOW TO REDEEM SHARES


Shareholders registered in the stock records of the Fund may withdraw all or part of their investment by redeeming shares. In each instance, you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph privilege, you should carefully note the special requirements and limitations relating to these methods.

All redemption requests must be transmitted to the Fund, P.O. Box 410498, Kansas City, MO 64141-0498. Shareholders who have authorized telephone redemption may call toll free 1-800- 996-2862. The Fund will redeem shares at the price (net asset value per share) next effective after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order," but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid the possibility of delay by paying for all of your purchases with a certified check or a transfer of federal funds.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted.

The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Directors have authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Withdrawal By Mail -- Shares may be redeemed by mailing your request to the Fund. To be in "good order" the request must include the following:

(1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s), account number and the number of shares or the dollar amount to be redeemed;

(2)      any outstanding stock certificates representing shares to be redeemed;


(3)      signature guarantees as required (see Signature Guarantees); and

(4) any additional documentation which the Fund may deem necessary to insure a genuine redemption such as an application if one is not on file, or in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity (see below).


Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


Signature Guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


Withdrawal By Telephone or Telegraph -- You may withdraw any amount ($500 minimum if wired) by telephone toll free 1-800-996-2862, or by telegraph to the Fund's address. Telephone/telegraph redemption authorizations signed by all registered owners with signatures guaranteed must be on file with the Fund before you may redeem by telephone or telegraph. Funds will be sent only to the address of record. The signature guarantee requirement may be waived by the Fund if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.


All communications must include the Fund's name, your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Fund new instructions on a form obtainable from the Fund which must be properly signed with signature(s) guaranteed.


Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account either by wire or mail to a domestic commercial bank which is a member of the Federal Reserve System, or by credit to such account with UMB Bank, n.a. as designated by you on your pre-authorization form. If you elect to have proceeds wired to a bank other than UMB Bank, n.a., and your request is received prior to 3:00 P.M. (Central Time), proceeds normally will be wired the following business day. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control. If your request is received on any day after the cut-off time, proceeds normally will be wired on the second business day following the day of receipt of your request. Normally your bank account with UMB Bank, n.a. will be credited on the following business day for all requests. The Fund reserves the right to change its policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at its option, may pay such redemption by wire or check and may limit the frequency or the amount of such requests. The Fund reserves the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions. There are provisions on the telephone/telegraph redemption authorization form limiting the liability of the Fund and Jones & Babson, Inc. in this respect.

                           SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

                   HOW TO EXCHANGE SHARES BETWEEN SCOUT FUNDS


Shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Scout Fund Group, which is legally registered for sale in the state of residence of the investor provided that the minimum amount exchanged from the Fund has a value of $1,000 or more and meets the minimum investment requirement of the Fund into which it is exchanged. An exchange between two Scout Funds is treated as a sale of the shares from which the exchange occurs and a purchase of shares of the Fund into which the exchange occurs. Exchanging shareholders will receive the next quoted prices for their shares after the request is received in "good order." (See "How Share Price is Determined.")

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must authorize this privilege on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service at any time, and may terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances (such as during periods of market instability or if the Fund has difficulty valuing its shares) where continuance of these privileges would be detrimental to the Fund or its shareholders, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Scout Fund by name and number into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund in the Scout Fund Group, you should review the prospectus carefully. Any such exchange will be based upon the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.


                          HOW SHARE PRICE IS DETERMINED

The net asset value per share is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 3:00 P.M. (Central Time), except on those days when the Fund is not open for business.

Money market securities which on the date of valuation have 60 days or less to maturity, are valued on the basis of the amortized cost valuation technique which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.


Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by the Fund's Board of Directors.

                             OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

                             MANAGER AND UNDERWRITER

Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1997 and acts as its principal underwriter at no cost to the Fund.


UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.


M. Kathryn Gellings and Rex Matlack are the portfolio managers for the Fund. Ms. Gellings joined UMB Bank, n.a. in 1986. She has 11 years of experience in investment management. Mr. Matlack has 16 years of investment management experience, and joined UMB Bank, n.a. in 1993. He is a Chartered Financial Analyst.


Jones & Babson, Inc. acts as principal underwriter for the Fund at no cost to the Fund. UMB Bank, n.a. employs at its own expense Jones & Babson, Inc. to provide services to the Fund, including the maintenance of the shareholder accounting system and transfer agency, and such other items as are incidental to corporate administration. The cost of the services of Jones & Babson, Inc. is included in the fee of UMB Bank, n.a.


As compensation for all the foregoing services, the Fund pays UMB Bank, n.a. a fee at the annual rate of 50/100 of one percent (.50%) of its total net assets, which is computed daily and paid semimonthly.


Not considered normal operating expenses, and therefore payable by the Fund, are taxes, fees and other charges of governments and their agencies, including the cost of qualifying the Fund's shares for sale in any jurisdiction, interest, brokerage costs and all costs and expenses including legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.


The Bank is also the investment manager for the eight other mutual funds within the Scout Fund Group and currently manages approximately $12.5 billion in client assets on a discretionary basis.] The Bank serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory services.

The Management Agreement limits the liability of the manager, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Certain officers and directors of the Fund are also officers or directors or both of other Scout Funds or Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

The current Management Agreement between the Fund and UMB Bank, n.a. will continue in effect until October 31, 1999, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreement or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. The Agreement provides that either party may terminate by giving the other 60 days written notice. The Agreement terminates automatically if assigned by either party, as required under the Investment Company Act of 1940.

                         GENERAL INFORMATION AND HISTORY


The Fund, incorporated in Maryland on October 16, 1997 has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. The Fund may divide its shares into separate series or classes with the approval of its Board of Directors. The Fund currently issues a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund; and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.


Federal Banking Laws -- The Glass-Steagall Act is a federal law that prohibits national banks from sponsoring, distributing or controlling a registered open-end investment company. It is possible that certain activities of UMB Bank, n.a. relating to the Fund may be claimed to be comparable to the matters covered by such provisions. It is not expected that any conclusions regarding such activities of UMB Bank, n.a. would have any material effect on the assets of the Fund or its shareholders, because the Fund's distribution is under the control of Jones & Babson, Inc., the Fund's distributor, which is not subject to the Glass-Steagall Act. Although it is not anticipated that decisions under the Glass-Steagall Act adverse to UMB Bank, n.a. would have any material effect on the conduct of the Fund's operations, if any unanticipated changes affecting the Fund's operations were deemed appropriate the Board of Directors would promptly consider suitable adjustments.


The Fund may use the name "Scout" in its name so long as UMB Bank, n.a. is continued as its manager. Complete details with respect to the use of the name are set out in a licensing agreement between the Fund, Jones & Babson, Inc. and UMB Bank, n.a.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C.

These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.


                   DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION


At the close of each business day, dividends consisting of substantially all of the Fund's net investment income are declared payable to shareholders of record at the close of the previous business day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

Capital gains realized on the sale of securities, if any, will be distributed annually on or before December 31. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.


The Fund intends to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders and satisfies the requirements relating to the sources of its income and diversification of its assets. The Fund primarily invests in municipal bonds whose income is exempt from regular federal, state and local income taxes. The Fund's regular monthly dividends will be exempt from regular federal, state and local income taxes. Distributions of taxable income and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions made to you from interest on certain private activity bonds, while still exempt from the regular income tax, are a preference item in determining your alternative minimum tax. Any gain realized by the Fund from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. The Fund does not try to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.


The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY.  PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN
TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN
INVESTMENT IN THE FUND.

                              SHAREHOLDER SERVICES


The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. For further information about these services, please contact UMB Bank, n.a.


                              SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-996-2862.

Shareholders may address written inquiries to the Fund at:

                  Scout Kansas Tax-Exempt Bond Fund, Inc.
                  P.O. Box 410498
                  Kansas City, MO  64141-0498

For express delivery services:


                  Scout Kansas Tax-Exempt Bond Fund, Inc.
                  BMA Tower
                  700 Karnes Blvd.
                  Kansas City, MO  64108-33066

Scout Stock Fund
Scout Regional Fund
Scout WorldWide Fund
Scout Capital Preservation Fund
Scout Bond Fund
Scout Balanced Fund
Scout Money Market Fund
Scout Tax-Free Money Market Fund
Scout Kansas Tax-Exempt Bond Fund*

         No-Load Mutual Funds
         * Available in Kansas and Missouri only

Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  Philadelphia, Pennsylvania

  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862


The Scout Funds


Scout Kansas
Tax-Exempt Bond Fund


Prospectus

February __, 1998

                                     PART B

                     SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION
                                February __, 1998

This Statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated February __, 1998. To obtain the Prospectus please call the Fund toll-free at 1-800-996-2862.


TABLE OF CONTENTS


         Investment Objective and Policies...................................1
         Municipal Bonds and Debt Instruments................................1
         Portfolio Transactions..............................................10
         Investment Restrictions.............................................11
         Performance Measures................................................12
         How the Fund's Shares are Distributed...............................13
         How Share Purchases are Handled.....................................13
         Redemption of Shares................................................14
         Signature Guarantees................................................15
         Dividends and Distributions.........................................15
         Manager and Underwriter.............................................18
         How Share Price is Determined.......................................19
         Officers and Director...............................................19
         Custodian...........................................................22
         Independent Certified Public Accountants............................22
         Fixed Income Securities Described and Ratings.......................22
         Other Scout Funds...................................................29
         Financial Statements................................................30



                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.


                      MUNICIPAL BONDS AND DEBT INSTRUMENTS

Municipal bonds and debt instruments are issued to obtain funds for various public and private purposes. Such securities include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).


Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.


The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue sources. Revenue bonds have been issued to fund a wide variety of capital projects, including electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.


While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired for the portfolio as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.


The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.


Obligations of Particular Types of Issuers


Hospital bond ratings are often based on feasibility studies which contain projection of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Subject to the investment policies set forth in the Prospectus, the Fund may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, followed by manufacturing which has begun to show signs of expansion. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.


The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the 50 states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan, Section 936 of the Code was amended and provided for two alternative limitations to the
Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five-year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Fund in the long-term. Short-term affects are minimal.


Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought up in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.


The U.S. Virgin Islands ("USVI") are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.


An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under

NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.


Municipal Leases


The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means of government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 10% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Directors of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.


Zero Coupon Bonds


Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


Credit Quality


The Fund is dependent on the investment adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.


When-Issued Securities

New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future.


The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase securities on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.


Variable Rate Obligations

The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in
Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

Redemption, Demand and Put Features

Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.

Futures Contracts and Options on Futures Contracts

A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates, the Fund may enter into: (i) futures contracts for the purchase or sale of debt securities; and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Dividends, Distributions and Taxes").


Asset Coverage Requirements

Transactions involving when-issued securities, the lending of securities or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities or other options or futures contracts; or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


Assets used to cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede fund management or the Fund's ability to meet redemption requests or other current obligations.

                             PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the Fund are made by UMB Bank, n. a. Officers of the Fund and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.


The Fund in purchasing and selling portfolio securities will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide such benefits or services. However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.


No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and by UMB Bank, n.a.


Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agent in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the manager from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the manager in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.


The Fund does not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the

Fund's manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors. A high portfolio turnover rate may increase transaction costs and result in additional taxable gains. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

                             INVESTMENT RESTRICTIONS


In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policy", the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

The Fund will not: (1) engage in the purchase or sale of real estate or commodities; (2) underwrite the securities of other issuers; (3) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is the making of a loan); (4) purchase securities on margin, or sell securities short;
(5) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (6) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. (This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and banker's acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.); or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.


The following are "non-fundamental" restrictions, which can be changed by the Board of Directors of the Fund without shareholder approval:

The Fund may not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or (5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.


                              PERFORMANCE MEASURES

Total Return

"Average annual total return" figures are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n                    =        ERV

Where:   P                 =        a hypothetical initial payment of $1,000

         T                 =        average annual total return

         n                 =        number of years

         ERV               =        Ending Redeemable Value of a hypothetical
                                    $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

Current Yield

The current annualized yield for the Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar-day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).

Tax Equivalent Yield

Tax equivalent yield is determined by dividing that portion of current yield which is tax-exempt by one minus a stated income tax rate and adding that portion of current yield, if any, that is not tax-exempt.

                      HOW THE FUND'S SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement with the Fund which continues in effect until October 31, 1999, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's Board of Directors, including a majority of those directors who are not parties to such Agreement or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


                         HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all, or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.


The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.


                              REDEMPTION OF SHARES


The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The Fund may satisfy redemption requests by distributing securities in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


                              SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signatures(s) of the registered owner(s), on:


(1)  a written request for redemption;

(2) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or


(3)  all stock certificates tendered for redemption.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at a date that will avoid both income (including capital gains) taxes on them and the imposition of the federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Distributions and Their Taxation" in the Prospectus).


Unless the shareholder elects otherwise, dividends and capital gains distributions are reinvested in additional shares at net asset value. Any dividend and distribution election will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date to change the election. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

Any dividend or capital gains distribution reduces the net asset value per share by the per share amount of such distribution.


Distributions of Net Investment Income--By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay "exempt-interest dividends" to you. These dividends are derived from interest income exempt from regular income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt interest dividends are derived from interest on obligations of Kansas and its political subdivisions, or from interest on U.S. territorial obligations (including Puerto Rico, the U.S. Virgin Islands or Guam), they will also be exempt from personal income tax in Kansas.


The Fund may earn taxable income on temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, on the excess of short-term capital gains over long-term capital losses earned by the Fund ("net short-term capital gain") or on ordinary income derived from the sale of market discount bonds. Any distribution by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares.

From time to time, the Fund may purchase a tax-exempt bond in the secondary market for a price that is less than the principal amount of the bond. This discount is called market discount if it exceeds a de minimis amount of discount under the Code. For market discount bonds purchased after April 30, 1993, a portion of the gain on sale or disposition (not to exceed the accrued portion of market discount at the time of the sale) is treated as ordinary income rather than capital gain. Any distribution by the Fund of market discount income will be taxable to you as ordinary income.

The Fund receives income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you, whether you take them in cash or in additional shares.

Distributions of Capital Gains--The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gains over net long-term capital losses will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.


Under the Taxpayer Relief Act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:


"28 percent tax rate gains:" securities sold by the Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and under a transitional rule securities sold by the Fund before May 7, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"20 percent tax rate gains:" securities sold by the Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax rate brackets, and at a maximum rate of 10% for investors in the 15% federal income tax rate bracket.

"Qualified 5-year gains:" For individuals in the 15% federal income tax rate bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher federal income tax rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher federal income tax rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax rate bracket.


The Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates for each calendar year. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.


Election to be Taxed as a Regulated Investment Company--The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"), and intends to so qualify during the current fiscal year. The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:


(i) The Fund must maintain a diversified (for federal income tax purposes) portfolio of securities, wherein no security (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;


(ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;


(iii) The Fund must distribute to its shareholders at least 98% of its net investment income and net tax-exempt income for each of its fiscal years; and


(iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 repealed the 30% short- short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.


Excise Tax Distribution Requirements--The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Dividends-Received Deduction for Corporations--Because the Fund's income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction.

Treatment of Private Activity Bond Interest--The interest on bonds issued to finance essential state and local government operations is generally tax-exempt, and distributions paid from this interest income on such bonds will generally qualify as exempt-interest dividends. Interest in certain non-essential or "private activity bonds" (including those from housing and student loans) issued after August 7, 1986, while still tax-exempt for regular federal income tax purposes, constitutes a preference item for taxpayers in determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your individual or corporate tax position.

Consistent with the Fund's investment objectives, the Fund may acquire such private activity bonds if, in the Fund manager's opinion, such bonds represent the most attractive investment opportunity then available to the Fund. Persons who are defined in the Code as "substantial users" (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before purchasing shares in the Fund.


The Code also imposes certain limitations and restrictions on the use of tax-exempt bond financing for non-governmental business activities, such as activities financed by certain industrial development of private activity bonds. Some of these bonds, including bonds for sports arenas, parking facilities and pollution control facilities, are generally not tax-exempt because they generally do not pay tax-exempt interest. If the interest on private activity bonds is not tax-exempt for regular federal income tax purposes, such bonds will not be purchased by the Fund.

Investment in Original Discount (OID) and Market Discount (MD) Bonds--The Fund's investment in zero coupon bonds issued or acquired at a discount, delayed interest bonds or bonds that provide for payment of interest-in-kind (PIK) may cause the Fund to recognize income and make distributions to you prior to its receipt of cash payments. Zero coupon and delayed interest bonds are normally issued at a discount and are, therefore, generally subject to tax reporting as OID obligations. The Fund is required to accrue as income a portion of the discount at which these securities were issued, and to distribute such income each year (as ordinary dividends) in order to maintain its qualification as a regulated investment company and to avoid income reporting and excise taxes at the Fund level. PIK bonds are subject to similar rules concerning the amount, character and timing of income required to be accrued by the Fund. Bonds acquired in the secondary market for a price less than their stated redemption price at maturity, or revised issue price in the case of a bond having OID, are said to have been acquired with market discount. For these bonds, the Fund may elect to accrue market discount on a current basis, in which case the Fund will be required to distribute any such accrued discount. If the Fund does not elect to accrue market discount into income currently, gain recognized on the sale of such bonds will be recharacterized as ordinary income instead of capital gain to the extent of any accumulated market discount on the obligation.


                             MANAGER AND UNDERWRITER


Pursuant to a Management Agreement, the Fund employs at its own expense UMB Bank, n.a. as its manager and investment counsel. Jones & Babson, Inc. serves as principal underwriter at no charge to the Fund.

The aggregate management fee payable to UMB Bank, n.a. by Scout Kansas Tax-Exempt Bond Fund, during the current fiscal year ending June 30, 1998, from which UMB Bank, n.a. will pay all the Fund's expenses except those payable directly by the Fund is .50%. The annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

                          HOW SHARE PRICE IS DETERMINED

The net asset value per share of the Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:


New Year's Day                      January 1
Martin Luther King, Jr. Day         Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25


                             OFFICERS AND DIRECTORS


The Fund is managed by UMB Bank, n.a., subject to the supervision and control of its Board of Directors. The following table lists the officers and directors of the Fund and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*Larry D. Armel (55), President and Director, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax- Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., Shadow Stock Fund, Inc., David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Value Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson- Stewart Ivory International Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc., Investors Mark Series Fund, Inc., Director, AFBA Five Star Fund, Inc.; Trustee and President, D. L. Babson Bond Trust.


William E. Hoffman, D.D.S. (59), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc.; Orthodontist, 3700 West 83rd Street, Suite 206, Prairie Village, Kansas 66208.


Eric T. Jager (54), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc.,

President, Windcrest Investment Management, Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street, Suite 600, Kansas City, Missouri 64112.


Stephen F. Rose (50), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc.; President, Sun Publications, Inc., 7373 W. 107th Street, Overland Park, Kansas 66212.


Stuart Wien (74), Director, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc.; Retired, 4589 West 124th Place, Leawood, Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.



* Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.


P. Bradley Adams (37), Vice President and Treasurer, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., David L. Babson Growth Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund; Vice President and Chief Financial Officer, AFBA Five Star Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

Michael A. Brummel (40), Vice President, Assistant Secretary and Assistant Treasurer, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

Martin A. Cramer (48), Vice President and Secretary, Jones & Babson, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-

Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.; Secretary and Assistant Vice President, AFBA Five Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

John G. Dyer (52), Vice President and Legal Counsel, Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.

Constance E. Martin (36), Vice President. Assistant Vice President, Jones & Babson, Inc.; Vice President, Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.


Remuneration of Officers and Directors. None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management Agreement.


                                                COMPENSATION TABLE


                             Aggregate            Pension or Retirement           Estimated            Total Compensation
                           Compensation            Benefits Accrued As         Annual Benefits        From All Scout Funds
Name of Director           For Fund Service       Part of Fund Expenses        Upon Retirement         Paid to Directors**
----------------------    -------------------    ------------------------    --------------------   -------------------------
Larry D. Armel*                   --                        --                        --                       --
William E. Hoffman               $250                       --                        --                     $7,125
Eric T. Jager                    $250                       --                        --                     $7,125
Stephen F. Rose                  $250                       --                        --                     $7,125
Stuart Wien                      $250                       --                        --                     $7,125



* As an "interested director," Mr. Armel receives no compensation for his services as director.


** The amounts reported in this column reflect the total compensation expected to be paid to each director for his services as a director of nine Scout Funds during the fiscal year ending June 30, 1998, and such amounts include an overall retainer of $3,000 per year for service as a director for the Scout Fund complex. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or UMB Bank, n.a. The Audit Committee of the Board of Directors is composed of Messrs. Hoffman, Jager, Rose and Wien.


The officers and directors of the Fund as a group own less than 1% of any of the Funds.

The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Fund has undertaken that its directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.


                                    CUSTODIAN


The Fund's portfolio assets are held for safekeeping by UMB Bank, n.a. This means UMB Bank, n.a., rather than the Fund, has possession of the Fund's cash and securities. As directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. UMB Bank, n.a. also functions as manager and investment adviser to the Fund (see "Manager and Underwriter" in the Prospectus).


                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Fund's financial statements are audited annually by independent certified public accountants approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent certified public accountants to the shareholders for ratification. Reports to shareholders will be published at least semiannually.


Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, is the present independent certified public accountant for the Fund.

                  FIXED INCOME SECURITIES DESCRIBED AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

                           Description of Bond Ratings

Standard & Poor's Corporation (S&P).

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Moody's Investors Service, Inc. (Moody's).


Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Fitch Investors Service

Debt instruments rated 'AAA', 'AA', 'A', 'BBB' are considered to be investment grade.


AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+,      Investment grade and of very high credit quality. The obligor's
AA or     ability to pay interest and repay principal is very strong, although
AA-       not quite as strong as bonds rated 'AAA'.

A+,       Investment grade and of high credit quality. The obligor's ability to
A or      pay interest and repay principal is considered to be strong, but may
A- be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BB+,      Investment grade and of satisfactory credit quality.  The obligor's
BBB or    ability to pay interest and repay principal is considered to be
BBB- adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+,      Bonds are considered speculative.  The obligor's ability to pay
BB or     interest and repay principal may be affected over time by adverse
BB- economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+,       Bonds are considered highly speculative. While bonds in this class are
B or      currently meeting debt service requirements, the probability of
B- continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


CCC+,     Bonds have certain identifiable characteristics which if not remedied
CCC or    may lead to default. The ability to meet obligations requires an
CCC-      advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C         Bonds are in imminent default of payment of interest or principal.

DDD       Bonds are in default of interest and/or principal payments. Such bonds
DD        are extremely speculative and should be valued on the basis of their
D ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds. 'D' represents the lowest potential for recovery.

NR        Indicated that Fitch does not rate the specific issue.

                     Description of Commerical Paper Ratings

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:


Prime - 1         Highest Quality
Prime - 2         Higher Quality
Prime - 3         High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and

(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:


"A" Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

"A-2" Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch -

F1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

F1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than 'F1+'

F2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F1+' and 'F1'.

F3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rate below investment grade.


FS Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.


                         Ratings of Municipal Securities


The ratings of bonds by Moody's and S & P represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.


Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P Ratings


AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements.
Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

         General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

         Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.


Moody's Ratings of Municipal Bonds.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes.


MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.


MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

                                OTHER SCOUT FUNDS

The Fund is one of nine no-load funds comprising the Scout Fund Group, managed by UMB Bank, n.a. The other funds are:

Scout Stock Fund, Inc. was organized in 1982, with the objective of long-term growth of both capital and dividend income. Current yield is secondary to the long-term growth objective.

Scout Regional Fund, Inc. was organized in 1986, and now has the objective of long-term growth of both capital and dividend income through investment in smaller regional companies. Current yield is secondary to the long-term growth objective.

Scout WorldWide Fund, Inc. was organized in 1993, with the objective of investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the U.S. or whose primary business is carried on outside the country. The Fund seeks to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's portfolio securities by investing in equity securities which in the opinion of the manager offer good growth potential and in many cases pay dividends.

Scout Capital Preservation Fund, Inc. was organized in 1997, with the objective of long-term capital growth.

Scout Bond Fund, Inc. was organized in 1982, with the objective of providing shareholders with maximum current income consistent with its quality and maturity standards by investing in a diversified portfolio of fixed-income obligations.

Scout Balanced Fund, Inc. was organized in 1995, with the objective of both long-term capital growth and high-current income.

Scout Money Market Fund, Inc. was organized in 1982, and consists of the Federal Portfolio and the Prime Portfolio, each of which invests in high-quality, short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity.

Scout Tax-Free Money Market Fund, Inc. was organized in 1982, with the objective of providing investors with the highest level of investment income exempt from federal income tax consistent with its quality and maturity standards.


                              FINANCIAL STATEMENTS
                    SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
                               (in organization)
                       STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 13, 1998

ASSETS
         Cash                                                $100,000
                                                          -----------

NET ASSETS CONSIST OF:
         Capital (capital stock and paid-in capital)          100,000
                                                          -----------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                  $100,000
                                                          ===========

         Capital shares, $1.00 par value

                  Authorized                               10,000,000
                                                          ===========

                  Outstanding                                  10,000
                                                          ===========

NET ASSET VALUE PER SHARE                                      $10.00
                                                          ===========


                            STATEMENT OF NET ASSETS

                                JANUARY 13, 1998


CASH                                                         $100,000
                                                          ===========


TOTAL NET ASSETS (Equivalent to $10.00 per share;
         10,000,000 shares of $1.00 par value common
         stock authorized; 10,000 shares outstanding)        $100,000
                                                          ===========


See Note to Financial Statements

                          NOTE TO FINANCIAL STATEMENTS

                                JANUARY 13, 1998


ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The Fund, a new series of the Scout fund group, is in organization with registration pending under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. On January 13, 1998, the Fund deposited initial seed capital of $100,0o0 for 10,000 shares of $1.00 par value shares sold to a related party in order to initiate registration with the Securities and Exchange Commission. A summary of the significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policy is in conformity with generally accepted accounting principles.

Fund Management

         Management fees, which will include all normal expenses of the Fund, other than taxes, fees, and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, will be paid to UMB Bank, n.a., a related party. The fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of UMB Bank, n.a.

Federal Income Taxes

         The Fund complies with the Internal Revenue Code requirements applicable to regulated investment companies and will distribute all income to its shareholders. Therefore, no federal income tax provision is required.

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.


          (a) Financial statements: (Included in Part B of the Registration Statement.)


          (b)  (1) Registrant's Articles of Incorporation*

               (2)  Form of Registrant's By-laws*

               (3)  Not applicable, because there is no voting trust agreement

               (4) Specimen copy of each security to be issued by the registrant*

               (5) Form of Management Agreement between UMB Bank, n.a. and the Registrant*

               (6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the Registrant*

               (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers

               (8) Form of Custodian Agreement between Registrant and United Missouri Bank of Kansas City, N.A.*

               (9) Form of Transfer Agency Agreement between the Registrant and Jones & Babson, Inc.*

               (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered.*


               (11) Not applicable.


               (12) Not applicable.

               (13) Form of letter from contributors of initial capital to the
                    Registrant that purchase was made for investment purposes without any present intention of redeeming or selling. (to be supplied by amendment)

               (14) Not applicable.

               (15) Not applicable.


               (16) Schedule for computation of performance quotations. Not applicable.

               (17) Not applicable.

               (18) Not applicable.

               (19) Powers of Attorney. (filed herewith)

               *    Incorporated by reference


Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
                  REGISTRANT.

                  None.

Item 26.          NUMBER OF HOLDERS OF SECURITIES.


                  The number of record holders of each class of securities of the Registrant as of February 2, 1998, is as follows:


                           (1)                           (2)
                  Title of Class             Number of Record Holders


                  Common Stock                          One
                  $1.00 par value


Item 27.          INDEMNIFICATION.

                  Under the terms of the Maryland General Corporation Law and the company's by-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

                           (i) by the Board of Directors by a majority vote of a
                  quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

                           (ii) if the required quorum is not obtainable or if a
                  quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                  UMB Bank, n.a. is a commercial bank.

Item 29.          PRINCIPAL UNDERWRITERS.

                  (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts principal underwriter for the David
                  L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc. Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc. and AFBA Five Star Fund, Inc.

                  (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

   Name and Principal                         Position and Offices              Positions and Offices with
    Business Address                            with Underwriter                        Registrant

Stephen S. Soden                             Chairman and Director                      Director
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Larry D. Armel                               President and Director                     President and Director
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Giorgio Balzer                               Director                                   None
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Robert T. Rakich                             Director                                   None
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Edward S. Ritter                             Director                                   None
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Robert N. Sawyer                             Director                                   None
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Vernon W. Voorhees                           Director                                   None
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

                                       -4-


P. Bradley Adams                             Vice President and Treasurer               Vice President and Chief
BMA Tower                                                                               Financial Officer
700 Karnes Boulevard
Kansas City, MO 64108-3306

Michael A. Brummel                           Vice President                             Vice President
BMA Tower
700 Karnes Boulevard
Kansas City, MO 64108-3306

Martin A. Cramer                             Vice President and Secretary               Secretary
BMA Tower
700 Karnes Boulevard
Kansas City, MO  64108-3306


                  (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.


Item 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones Babson, Inc., at BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.


Item 31.          MANAGEMENT SERVICES.

                  All management services are covered in the management agreement between the Registrant and UMB Bank, n.a. which are discussed in Parts A and B.

Item 32.          UNDERTAKINGS.

                  Registrant undertakes to file a post-effective amendment using uncertified financial statements within four to six months from the commencement of investment operations following the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 9th day of February, 1998.


                                        SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.


                                                 (Registrant)

                                            By       /s/ Larry D. Armel

                                                     Larry D. Armel, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Larry D. Armel                                    President,                                   February  9, 1998
Larry D. Armel                                       Principal Executive
                                                     Officer and Director

/s/William E. Hoffman                                Director                                     February  9, 1998
William E. Hoffman*

/s/Eric T. Jager                                     Director                                     February  9, 1998
Eric T. Jager*

/s/Stephen F. Rose                                   Director                                     February  9, 1998
Stephen F. Rose*

/s/Stuart Wien                                       Director                                     February  9, 1998
Stuart Wien*

/s/P. Bradley Adams                                  Vice President and                           February  9, 1998
P. Bradley Adams                                     Principal Financial
                                                     and Accounting Officer

*By Larry D. Armel, pursuant to Powers of Attorney filed herewith

Item 24 (b).
                           Exhibit                              Page No.

                  (11)     Consent of Auditors

                  (19)     Powers of Attorney